Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	$ 61,082		$ 62,161		$ 58,295
Available-for-sale equity securities	490		518		359
Trading securities	468		556		788
Securities lending collateral	183		187		406
Derivatives counterparty collateral	209		261		323
Total other invested assets	1,797		2,153		3,002
Restricted other invested assets related to securitization entities	399		393	[1]	376	[1]
Other assets	10	[2]	9	[2]	29	[3]
Reinsurance recoverable	6	[4]	10	[4]	16	[4]
Separate account assets	10,140		9,937		10,122
Total assets	73,924		75,181		72,199
Policyholder account balances	306		377		496
Borrowings related to securitization entities	71		62	[1]	48	[1]
Total liabilities	874		992		1,242
GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	272	[5]	350	[5]	492	[5]
Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	34		27		4
Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	61,082		62,161		58,295
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,381		5,491		4,863
Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	270		294		503
Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,345		2,422		2,211
Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	25,936		26,105		25,258
Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	15,540		15,792		13,757
Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,942		6,081		5,695
Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	3,056		3,333		3,400
Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,612		2,643		2,608
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	937		1,149		1,485
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	864		1,029		1,350
Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	9		34		32
Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	7		8		1
Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	17		25		39
Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	39		53		47
Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1				7
Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets					9
Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	497		553		698
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	272		307		376
Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	8		1
Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1		1		59
Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1
Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	23		27	[1]	28	[1]
Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	95		105		43
Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	97		104	[1]	177	[1]
Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			8		4
Derivative liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities					11
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	395		417		259
Trading securities	0		0		0
Securities lending collateral	0		0		0
Derivatives counterparty collateral	0		0		0
Total other invested assets	0		0		0
Restricted other invested assets related to securitization entities	0		0	[1]	0	[1]
Other assets	0	[2]	0	[2]	0	[3]
Reinsurance recoverable	0	[4]	0	[4]	0	[4]
Separate account assets	10,140		9,937		10,122
Total assets	10,535		10,354		10,381
Policyholder account balances	0		0		0
Borrowings related to securitization entities	0		0	[1]	0	[1]
Total liabilities	0		0		0
Level 1 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0	[5]	0	[5]	0	[5]
Level 1 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0		0		0
Level 1 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 1 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 1 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0				0
Level 1 | Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets					0
Level 1 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 1 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 1 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 1 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 1 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0
Level 1 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0	[1]	0	[1]
Level 1 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 1 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0	[1]	0	[1]
Level 1 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			0		0
Level 1 | Derivative liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities					0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	3		2		2
Trading securities	401		480		524
Securities lending collateral	183		187		406
Derivatives counterparty collateral	209		261		323
Total other invested assets	1,705		2,043		2,685
Restricted other invested assets related to securitization entities	200		199	[1]	200	[1]
Other assets	0	[2]	0	[2]	29	[3]
Reinsurance recoverable	0	[4]	0	[4]	0	[4]
Separate account assets	0		0		0
Total assets	57,256		58,665		56,988
Policyholder account balances	0		0		0
Borrowings related to securitization entities	0		0	[1]	0	[1]
Total liabilities	399		448		464
Level 2 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0	[5]	0	[5]	0	[5]
Level 2 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	0		0		0
Level 2 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	55,348		56,421		54,072
Level 2 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,376		5,482		4,850
Level 2 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	270		294		503
Level 2 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,337		2,413		2,201
Level 2 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	23,292		23,422		22,747
Level 2 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	13,570		13,809		12,473
Level 2 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,812		5,924		5,600
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	3,030		3,298		3,361
Level 2 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	1,661		1,779		2,337
Level 2 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	912		1,115		1,432
Level 2 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	863		1,027		1,345
Level 2 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	9		34		32
Level 2 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		1		1
Level 2 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 2 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	39		53		47
Level 2 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1				7
Level 2 | Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets					0
Level 2 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	399		448		464
Level 2 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	272		307		376
Level 2 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	8		1
Level 2 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1		0		2
Level 2 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0
Level 2 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	23		27	[1]	28	[1]
Level 2 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	95		105		43
Level 2 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0	[1]	0	[1]
Level 2 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			8		4
Level 2 | Derivative liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities					11
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale equity securities	92		99		98
Trading securities	67		76		264
Securities lending collateral	0		0		0
Derivatives counterparty collateral	0		0		0
Total other invested assets	92		110		317
Restricted other invested assets related to securitization entities	199		194	[1]	176	[1]
Other assets	10	[2]	9	[2]	0	[3]
Reinsurance recoverable	6	[4]	10	[4]	16	[4]
Separate account assets	0		0		0
Total assets	6,133		6,162		4,830
Policyholder account balances	306		377		496
Borrowings related to securitization entities	71		62	[1]	48	[1]
Total liabilities	475		544		778
Level 3 | GMWB embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	272	[5]	350	[5]	492	[5]
Level 3 | Fixed index annuity embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policyholder account balances	34		27		4
Level 3 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5,734		5,740		4,223
Level 3 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	5		9		13
Level 3 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	0		0		0
Level 3 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	8		9		10
Level 3 | Fixed maturity securities | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	2,644		2,683		2,511
Level 3 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	1,970		1,983		1,284
Level 3 | Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	130		157		95
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	26		35		39
Level 3 | Fixed maturity securities | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	951		864		271
Level 3 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	25		34		53
Level 3 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1		2		5
Level 3 | Derivative assets | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 3 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	7		7		0
Level 3 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	17		25		39
Level 3 | Derivative assets | Forward bond purchase commitments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0		0		0
Level 3 | Derivative assets | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	0				0
Level 3 | Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets					9
Level 3 | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	98		105		234
Level 3 | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 3 | Derivative liabilities | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0
Level 3 | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		1		57
Level 3 | Derivative liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1
Level 3 | Derivative liabilities | Interest rate swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0	[1]	0	[1]
Level 3 | Derivative liabilities | Inflation indexed swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	0		0		0
Level 3 | Derivative liabilities | Credit default swaps related to securitization entities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	97		104	[1]	177	[1]
Level 3 | Derivative liabilities | Equity return swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			0		0
Level 3 | Derivative liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities					$ 0

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Represents contingent receivables associated with recent business dispositions.
[3]	Represents embedded derivatives associated with certain reinsurance agreements.
[4]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[5]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.